PGIM Target Date Income Fund Investment Strategy - PGIM Target Date Income Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund is intended for retired investors who seek income from fixed income investments with some capital appreciation from equities.The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Approximately 65% of the Fund’s assets will be allocated to Underlying Funds that provide exposure to fixed income investments, with the remainder invested in Underlying Funds that provide exposure to equity and equity-related securities and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate). The Fund is typically rebalanced periodically (typically monthly) to maintain the asset allocations with respect to the Underlying Funds in which the Fund is invested. The subadviser will review the Fund’s asset allocations to the Underlying Funds annually to determine, in its discretion, whether the allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may make changes to the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved or that the Fund will provide adequate income through the investor’s retirement. The information in the table below represents the strategic allocations for the Fund. The Fund’s actual allocations may differ from those shown in the table below by plus or minus 5%.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date Income Fund35%65%The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.